SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share capital:
Common stock, value, authorized	$ 150,000	$ 150,000
Common stock, value, issued	$ 101,303	$ 101,303
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00
Common shares, shares outstanding (in shares)	101,302,404	101,302,404
Common shares, shares issued (in shares)	101,302,404	101,302,404
Contributed surplus	$ 200,000	$ 200,000
Stock repurchased during period (in shares)	1,500,000
Consideration transferred for common stock repurchased	$ 69,500
Remaining amount in share repurchase program (in shares)	2,000,000.0	500,000
Common Stock
Share capital:
Shares issued upon exercise of share options (in shares)	0	184,115